EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2019
EQUIPMENT
Schedule of Equipment

	Furniture and	Computer
	fixtures	equipment	Total

Cost
Balance, September 30, 2017	$154,318	$43,359	$197,677
Disposals	(154,318)	(43,359)	(197,677)
Balance, September 30, 2018 and 2019	$—	$—	$—

Accumulated Amortization
Balance, September 30, 2017	$70,539	$27,256	$97,795
Amortization expense	12,567	3,623	16,190
Disposals	(83,106)	(30,879)	(113,985)
Balance, September 30, 2018 and 2019	$—	$—	$—

Net Book Value
Balance, September 30, 2018	$—	$—	$—
Balance, September 30, 2019	$—	$—	$—